Income Taxes - Schedule of Reconciliation of Income Tax Expense Computed at the U.S. Federal Statutory Rate to Income Tax Provision (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Reconciliation of Income Tax Expense Computed at the U.S. Federal Statutory Rate to Income Tax Provision [Abstract]
U.S. Federal statutory tax rate, percentage					21.00%	21.00%
U.S. Federal statutory tax rate, amount					$ (534,426)	$ (1,212,950)
Israel - foreign rate differential, percentage					2.02%	1.82%
Israel - foreign rate differential, amount					$ (51,486)	$ (105,154)
Cumulative foreign exchange adjustment for electing to report Israel Net Operating Loss in USD, percentage					1.17%	0.00%
Cumulative foreign exchange adjustment for electing to report Israel Net Operating Loss in USD, amount					$ (29,743)
Nontaxable or nondeductible items, percentage					0.24%	0.00%
Nontaxable or nondeductible items, amount					$ (6,182)	$ 109
Expired Net Operating Loss - US, percentage					(27.60%)	(0.06%)
Expired Net Operating Loss - US, amount					$ 702,500	$ 3,651
Return to provision, percentage					2.42%	1.07%
Return to provision, amount					$ (61,615)	$ (61,760)
Other, percentage					(1.02%)	0.00%
Other, amount					$ 25,839
Increase (decrease) in valuation allowance, percentage					1.76%	(23.82%)
Increase (decrease) in valuation allowance, amount					$ (44,887)	$ 1,376,102
Income tax expense, percentage
Income tax expense, amount